Schedule of investments
Nomura Value Fund	February 28, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.25%♣
Communication Services — 3.85%
Alphabet Class A	241,588	$ 75,317,475
		75,317,475
Consumer Discretionary — 8.13%
Genuine Parts	355,997	42,456,202
Lowe's	230,862	61,079,159
NIKE Class B	896,325	55,733,489
		159,268,850
Consumer Staples — 7.38%
Hershey	174,104	41,137,293
PepsiCo	298,851	50,726,969
Procter & Gamble	314,310	52,552,632
		144,416,894
Energy — 6.26%
Chevron	309,326	57,769,724
Exxon Mobil	424,742	64,773,155
		122,542,879
Financials — 16.85%
Bank of America	1,053,500	52,495,905
Charles Schwab	654,674	62,324,965
Marsh & McLennan	274,400	51,241,456
Progressive	285,100	60,914,466
Truist Financial	1,128,664	55,654,422
Wells Fargo & Co.	581,300	47,346,885
		329,978,099
Healthcare — 13.84%
Cigna Group	196,901	57,065,848
Johnson & Johnson	245,775	61,057,883
Merck & Co.	267,200	33,084,704
Thermo Fisher Scientific	111,636	58,174,636
Zoetis	470,000	61,617,000
		271,000,071
Industrials — 15.52%
Carrier Global	921,700	59,357,480
CSX	1,625,900	69,409,671
Dover	259,085	58,423,667
Jacobs Solutions	400,191	55,170,331
Northrop Grumman	85,010	61,579,544
		303,940,693
NQ- 456 [0226] 0426 (5360778)    1

Schedule of investments
Nomura Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 14.14%
Analog Devices	176,020	$ 62,626,156
CDW	306,200	37,552,368
Cisco Systems	763,793	60,690,992
Qnity Electronics	400,872	50,814,535
Teledyne Technologies †	95,754	65,218,049
		276,902,100
Materials — 6.45%
DuPont de Nemours	1,387,845	69,447,764
PPG Industries	460,600	56,778,162
		126,225,926
Real Estate — 3.52%
Prologis	483,866	68,984,775
		68,984,775
Utilities — 3.31%
Duke Energy	494,778	64,741,701
		64,741,701
Total Common Stocks (cost $1,413,746,087)		1,943,319,463

Short-Term Investments — 0.93%
Money Market Mutual Funds — 0.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	4,560,288	4,560,288
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	4,560,289	4,560,289
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	4,560,289	4,560,289
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	4,560,288	4,560,288
Total Short-Term Investments (cost $18,241,154)		18,241,154
Total Value of Securities—100.18% (cost $1,431,987,241)		1,961,560,617

Liabilities Net of Receivables and Other Assets—(0.18%)		(3,586,147)
Net Assets Applicable to 151,235,808 Shares Outstanding—100.00%		$1,957,974,470
2    NQ- 456 [0226] 0426 (5360778)

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
NQ- 456 [0226] 0426 (5360778)    3